Annual Total Returns- Vanguard PRIMECAP Fund (Retail) [BarChart] - Retail - Vanguard PRIMECAP Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.84%)	15.27%	39.73%	18.72%	2.58%	10.63%	29.51%	(2.01%)	27.78%	17.25%